Commitments and Contingencies (Lease Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	$ 519	$ 516
Lease liabilities, current	153	144
Lease liabilities, noncurrent	$ 348	$ 379
Weighted-average remaining lease term (years)	5 years	5 years 1 month 6 days
Weighted-average discount rate	3.77%	3.87%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other noncurrent liabilities	Other noncurrent liabilities